                       SUPPLEMENT DATED JANUARY 1, 2001
                                      TO
                      PROSPECTUSES DATED NOVEMBER 1, 2000

This supplement is intended to be distributed with prospectuses dated November 1, 2000 for "Revolution Access Variable Annuity," "Revolution Extra Variable Annuity," and "Revolution Value Variable Annuity" variable annuity contracts issued prior to January 1, 2001 by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company.

               --------------------------------------------------

     . The "American Leaders Large Cap Value Fund" has been renamed the "Large Cap Value CORE/SM/ II Fund." "Large Cap Value CORE/SM/ II Fund" replaces "American Leaders Large Cap Value Fund" wherever shown in the prospectus. The Large Cap Value CORE/SM/ II Fund is managed by Goldman Sachs Asset Managment.

     . The "Small/Mid Cap Value Fund" has been renamed the "Small Cap Value Fund." "Small Cap Value Fund" replaces "Small/Mid Cap Value Fund" wherever shown in the prospectus. The Small Cap Value Fund is managed by T. Rowe Price Associates, Inc.

     . The "Core Bond Fund" has been renamed the "Active Bond II Fund." "Active Bond II Fund" replaces "Core Bond Fund" wherever shown in the prospectus. The Active Bond II Fund is managed by John Hancock Advisers, Inc.

THIS SUPPLEMENT IS ACCOMPANIED WITH A PROSPECTUS SUPPLEMENT DATED JANUARY 1,
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2001 FOR THE JOHN HANCOCK VARIABLE SERIES TRUST I THAT CONTAINS DETAILED
------------------------------------------------------------------------
INFORMATION ABOUT THE  FUNDS MENTIONED ABOVE.  BE SURE TO READ THAT PROSPECTUS
------------------------------------------------------------------------------
SUPPLEMENT BEFORE SELECTING ONE OR MORE OF THESE FUNDS AS AN INVESTMENT OPTION.
------------------------------------------------------------------------------

                       SUPPLEMENT DATED JANUARY 1, 2001
                                      TO
                      PROSPECTUSES DATED NOVEMBER 1, 2000

This supplement is intended to be distributed with prospectuses dated November 1, 2000 for "Revolution Access Variable Annuity," "Revolution Extra Variable Annuity," and "Revolution Value Variable Annuity" variable annuity contracts issued on or after January 1, 2001 by John Hancock Life Insurance Company or John Hancock Variable Life Insurance Company.


                              -------------------


     . The "American Leaders Large Cap Value" and "Core Bond" Funds are no longer offered as investment options. Any reference to these Funds should be disregarded wherever shown in the prospectus.

     . "Small/Mid Cap Value Fund" has been renamed the "Small Cap Value Fund." The Small Cap Value Fund is managed by T. Rowe Price Associates, Inc. "Small Cap Value Fund" replaces "Small/Mid Cap Value Fund" on page 1 and wherever else shown in the prospectus. "T. Rowe Price Associates, Inc." replaces "The Boston Company Asset Management, LLC" as Small Cap Value Fund's manager on page 1 and wherever else shown in the prospectus.



This supplement is accompanied with a prospectus supplement dated January 1,
----------------------------------------------------------------------------
2001 for the John Hancock Variable Series Trust I (the "Trust") that contains
-----------------------------------------------------------------------------
detailed information about the Small Cap Value Fund mentioned above. Be sure to
-------------------------------------------------------------------------------
read the Trust prospectus supplement before selecting the Small Cap Value Fund
------------------------------------------------------------------------------
as an investment option.
------------------------